Significant accounting policies - Additional details (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Selling expenses
Advertising expenses		¥ 31,899		¥ 57,954		¥ 192,541
Shipping expenses		8,925		40,710		67,632
Subsidy income.
Subsidy income		124,480		338,112		197,311
Employee benefits
Total amounts of employee benefits expenses incurred		¥ 49,609		86,666		75,028
Statutory reserves.
Minimum percentage of general reserve fund		10.00%	10.00%
Maximum percentage of general reserve fund		50.00%	50.00%
Minimum percentage of statutory surplus fund		10.00%	10.00%
Maximum percentage of statutory surplus fund		50.00%	50.00%
Profit appropriation to statutory surplus fund		¥ 25,492		1,319		0
Segment reporting
Number of operating segment | segment		1	1
Provision for Loan and Lease Losses
Provision for credit losses		¥ 1,615	$ 227	25,039	[1]	2,562	[1]
Unrecognized tax benefits, interest on income taxes expense		¥ 0		¥ 0		¥ 0
Exercise taxes	36.00%

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer